Organization and Principal Activities (Details) $ / shares in Units, ¥ in Thousands		6 Months Ended
	Dec. 18, 2017 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Aug. 23, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Aug. 31, 2022 $ / shares	Apr. 14, 2020 USD ($)	Mar. 30, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 19, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 27, 2019 $ / shares	Dec. 31, 2018 $ / shares	Jul. 10, 2018 $ / shares
Organization and Principal Activities [Line items]
Odinary shares authorized (in Shares) | shares		25,000,000			25,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.06		$ 0.06	$ 0.06
Purchase price (in Dollars per share) | (per share)												$ 0.0001	$ 0.0001	$ 0.01
Business transaction description		The transaction is not a business combination because EdtechX was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Meten International for the net monetary assets of EdtechX, accompanied by a recapitalization. Meten International is determined as the predecessor and the historical financial statements of Meten International became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.1519 established in the reverse recapitalization transaction, which is 48,391,607 divided by 318,601,222, to reflect the equity structure of the Company. Loss (income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The share and per share data is retrospectively restated using the exchange ratio in the share-based compensation footnote, see Note 12.	The transaction is not a business combination because EdtechX was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Meten International for the net monetary assets of EdtechX, accompanied by a recapitalization. Meten International is determined as the predecessor and the historical financial statements of Meten International became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.1519 established in the reverse recapitalization transaction, which is 48,391,607 divided by 318,601,222, to reflect the equity structure of the Company. Loss (income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The share and per share data is retrospectively restated using the exchange ratio in the share-based compensation footnote, see Note 12.
Unrelated investors | $								$ 12,000	$ 6,000	$ 4,000	$ 6,000
Investor failed | $							$ 4,000
Stock limited liability (in Shares) | shares	30,000,000
Stock of issued (in Yuan Renminbi) | ¥	¥ 1
Net cash distribution (in Yuan Renminbi) | ¥			¥ 148,270
Ordinary Shares [Member]
Organization and Principal Activities [Line items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.06
Purchase price (in Dollars per share) | $ / shares						$ 90							$ 0.0001
Ordinary Shares [Member]
Organization and Principal Activities [Line items]
Odinary shares authorized (in Shares) | shares		25,000,000
Director [Member]
Organization and Principal Activities [Line items]
Purchase price (in Dollars per share) | $ / shares												$ 0.1000
Meten International [Member]
Organization and Principal Activities [Line items]
Merger agreement, description		the Company consummated its acquisition of Meten International and EdtechX, pursuant to the Merger Agreement, where the Company acquired 100% of the issued and outstanding ordinary shares of Meten International and EdtechX, i.e., 318,601,222 ordinary shares of Meten International and 1,971,505 ordinary shares of EdtechX for 1,613,054 and 65,717 ordinary shares of the Company, respectively (the “SPAC Transaction”).	the Company consummated its acquisition of Meten International and EdtechX, pursuant to the Merger Agreement, where the Company acquired 100% of the issued and outstanding ordinary shares of Meten International and EdtechX, i.e., 318,601,222 ordinary shares of Meten International and 1,971,505 ordinary shares of EdtechX for 1,613,054 and 65,717 ordinary shares of the Company, respectively (the “SPAC Transaction”).
Mr. Guo Yupeng [Member]
Organization and Principal Activities [Line items]
Transfer of ordinary shares, description		On the same day, the one ordinary share owned by Richard Fear was transferred to Guo Yupeng.	On the same day, the one ordinary share owned by Richard Fear was transferred to Guo Yupeng.
Azimut Enterprises Holdings S.r.l. [Member]
Organization and Principal Activities [Line items]
Merger transaction investment | $		$ 20,000
Shares purchase (in Shares) | shares		2,000,000	2,000,000